Related Party Transactions (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jul. 27, 2021 USD ($)	Jul. 27, 2021 CNY (¥)
Related Party Transactions (Details) [Line Items]
Due to related parties	$ 134,381	$ 1,240,008
Sales to related parties	1,521,566	1,522,546
Accounts receivable - related parties	$ 480,111	682,315
Long term investment agreement				$ 4,600,000	¥ 30
Equity interest percentage				18.96%	18.96%
Longrich Group [Member]
Related Party Transactions (Details) [Line Items]
Operating lease agreement, description	As of December 31, 2021, the Company had eight leases from its related party, subsidiaries of Longrich Group, controlled by the Chairman and CEO of the Company, who also is a major shareholder of the Company.
Payment related to lease	$ 73,876,430	$ 82,551,615	$ 50,190,032